Leases (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 25, 2022 ILS (₪)	Dec. 31, 2022	Feb. 25, 2021 USD ($)
Leases [Abstract]
Short-term lease agreement | ₪	₪ 11
Agreement compensation | ₪	₪ 11
Weighted average remaining lease term		3 years
Weighted average borrowing rate		10.00%
Corporate office square meters		479
Monthly rent fee | $			$ 10
Initial lease period			36 months
Rent fee discount | $			$ 67